SCHEDULE OF RESTRICTED STOCK UNIT ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, beginning balance | shares
Weighted average grant date fair value, beginning balance | $ / shares
Number of RSUs, granted | shares	24,566,602
Weighted average grant date fair value, Granted | $ / shares	$ 1.85
Number of RSUs, Vested | shares	(14,400)	[1]
Weighted average grant date fair value, Vested | $ / shares	$ 1.99	[1]
Number of RSUs, Forfeited | shares
Weighted average grant date fair value, Forfeited | $ / shares
Number of RSUs, ending balance | shares	24,566,602
Weighted average grant date fair value, ending balance | $ / shares	$ 1.85

[1]	The vested RSUs as of December 31, 2025, were issued in 2026.